Employee benefit obligations - Plan asset (Details) - Defined benefit plan - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Employee benefit obligations
Equities	$ 1,039	$ 1,177
Target return funds	267	297
Bonds	184	249
Cash/other	183	174
Total plan assets	$ 1,673	$ 1,897
Equities (Percentage)	62.00%	62.00%
Target return funds (Percentage)	16.00%	16.00%
Bonds (Percentage)	11.00%	13.00%
Cash/other (Percentage)	11.00%	9.00%
Total plan assets (Percentage)	100.00%	100.00%